Share-Based Payment Arrangements - Summary of Fair Value of Compensation Costs (Detail)	12 Months Ended
	Dec. 31, 2024 TWD ($) yr	Dec. 31, 2023 TWD ($) yr
2021 Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock price at measurement date | $	$ 1,090	$ 593
Residual life	1
Risk-free interest rate	1.37%	1.14%
2022 Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock price at measurement date | $	$ 1,090	$ 593
Risk-free interest rate	1.41%	1.15%
2023 Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock price at measurement date | $	$ 1,090
Risk-free interest rate	1.45%
Bottom of range [member] | 2021 Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected price volatility	25.61%	24.76%
Residual life		1
Bottom of range [member] | 2022 Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected price volatility	25.61%	24.76%
Residual life	1	1
Bottom of range [member] | 2023 Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected price volatility	25.61%
Residual life	1
Top of range [member] | 2021 Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected price volatility	30.78%	29.05%
Residual life		2
Top of range [member] | 2022 Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected price volatility	30.78%	29.05%
Residual life	2	3
Top of range [member] | 2023 Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected price volatility	30.78%
Residual life	3